Goodwill (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Goodwill

The changes in carrying amount of Talen Energy’s goodwill by segment were as follows.

	East	West	Total
Balance at December 31, 2014 (a)	$72	$—	$72
Provisional goodwill recognized during the period (b)	398	—	398

Balance at June 30, 2015 (a)	$470	$—	$470

(a)	There were no accumulated impairment losses related to goodwill.
(b)	Recognized as a result of the acquisition of RJS Power. See Note 7 for additional information.